Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets
Intangible assets can be broken down as follows:

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2018	6,013		179	40,000	46,192
Acquisitions (amended)(1)	43,801	(1)	405	—	44,206
Disposals	—		(64)	—	(64)
Transfers	—		—	—	—
Depreciation	(5,630)		(175)	—	(5,805)
December 31, 2018(amended) (1)	44,184		345	40,000	84,529

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2019	44,184		345	40,000	84,529
Acquisitions	—		59	—	59
Additional considerations	27,020	(2)	—	—	27,020
Disposals	—		—	—	—
Depreciation	(14,353)	(3)	(149)	—	(14,502)
Transfers	—		(139)	—	(139)
December 31, 2019	56,851		116	40,000	96,968

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2020	56,851		116	40,000	96,968
Acquisitions	—		264	—	264
Additional considerations	3,685	(4)	—	—	3,685
Disposals	—		—	—	—
Depreciation	(10,904)	(5)	(195)	—	(11,099)
Impairment	(43,529)	(6)	—	—	(43,529)
Transfers	—		—	—	—
December 31, 2020	6,103		185	40,000	46,289

(1)This amount mainly includes (i) an upfront payment of €43,501 thousand, less an estimate rebate of €13,050 thousand relating to the rights acquired from AstraZeneca in 2018 under the Lumoxiti in-licensing agreement and (ii) a €13,050 thousand additional consideration to be paid to Novo Nordisk A/S following the exercise of the option by AstraZeneca for the monalizumab rights.
(2)This amount includes (i) an additional consideration of €7,000 thousand paid to Orega Biotech in June 2019 in relation to the anti-CD39 program as consideration following the collaboration and option agreement signed in October 22, 2018 with AstraZeneca regarding IPH5201 (see Note 1.c), (ii) the decrease of the rebate granted by AstraZeneca in connection with the acquisition of Lumoxiti rights for an amount of 6,455 thousand (see Note 5 and (2) above ), and (iii) an additional consideration of €13,565 thousand paid to AstraZeneca in January 2020 following the submission to the European Medicines Agency (EMA) of the Marketing Authorization Application (MAA) relating to the commercialization of Lumoxiti in Europe (see Note 1.2).
(3)This amount includes the amortization of rights related to monalizumab (€4,792 thousand), IPH5201 (€6,831 thousand) and Lumoxiti (€2,730 thousand).
(4)This amount includes in particular: (i) an amount of 2,685 thousand euros for the two additional payments made to Orega Biotech in April 2020 (2,500 thousand euros) and June 2020 (185 thousand euros) relating to IPH5201 rights following the first patient dosed in Phase 1 clinical trial in Mars 2020 and (ii) an amount of €1,000 thousand paid in October 2020 to Novo Nordisk A / S following the launch of the first Phase II trial regarding avdoralimab.
(5)This amount includes the amortization of rights relating to monalizumab (€2,844 thousand), IPH5201 (€4,314 thousand) and Lumoxiti (€3,746 thousand). The amortization relating to Lumoxiti rights relates to the period prior to the decision to return the commercial rights to AstraZeneca. Impact of the decision on the book value of said rights is presented in note 6 below.
(6) Following the Company's decision to return the commercial rights to Lumoxiti in the United States and in Europe at the end of November 2020, the rights relating to the intangible asset have been fully impaired for the carrying amount of the intangible asset to the date of the decision, amounting to €43,529 thousand.